CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Cash flow from continuing operating activities:
Net income	$ 11,828	$ 23,549	$ 25,151
Adjustments to reconcile net income to net cash provided by (used in) operating activities:
Net loss from discontinued operations	0	0	973
Loss on change in fair value of earn-out obligation	0	0	17,300
Depreciation and amortization	3,289	1,902	1,420
Provision for bad debts	18,886	14,550	4,271
Deferred income taxes	(11,681)	(4,180)	6,261
Stock-based compensation expenses	3,775	4,553	2,914
Changes in operating assets and liabilities, net of acquisitions and divestitures:
Restricted cash	(1,060)		0
Accounts receivable	(12,832)	(22,331)	(5,997)
Net investment in direct financing and sales-type leases	(145,392)	209,063	2,175
Inventories	1,594	(4,176)	(1,024)
Deposits for inventories, related party	0	14,515	(14,177)
Prepaid expense and other current assets	(576)	7,671	(2,588)
Accounts payable	874	15,922	(536)
Other payable and accrued liabilities	1,596	1,356	5,729
Customers deposits	(332)	798	(100)
Income tax payable	951	(254)	(4,568)
Net cash (used in) provided by continuing operating activities	(129,080)	262,938	37,204
Cash flow from continuing investing activities:
Capital expenditure on construction in progress	0	(76,353)	0
Purchase of property, equipment and leasehold improvements	(8,892)	(3,516)	(1,967)
Cash received from sales of subsidiaries	0	0	7,589
Increase in restricted cash	0	0	(155)
Decrease in due from an affiliate	0	7,891	9,000
Net cash (used in) provided by continuing investing activities	(8,892)	(71,978)	14,467
Cash flow from continuing financing activities:
Proceeds from borrowings	201,761	102,036	189,850
Repayments of borrowings	(136,515)	(194,093)	(163,567)
Proceeds from affiliates	22,224	137,052	320,641
Repayment to affiliates	(50,672)	(170,520)	(372,259)
Increase in accounts payable, related parties	569,807	234,781	404,492
Repayment to accounts payable, related parties	(515,438)	(232,562)	(421,036)
Dividend paid	0	(5,885)	0
Capital distribution	0	(29,274)	0
Net cash provided by (used in) continuing financing activities	91,167	(158,465)	(41,879)
Net cash provided by (used in) continuing operating, financing and investing activities	(46,805)	32,495	9,792
Cash flow of discontinued operations:
Cash provided by operating activities	0	0	48,537
Cash provided by investing activities	0	0	172,922
Cash used in financing activities	0	0	(222,289)
Net cash flow used in discontinued operations	0	0	(830)
Effect of exchange rate fluctuation on cash and cash equivalents	2,398	234	3,138
Net (decrease) increase in cash and cash equivalents	(44,407)	32,729	12,100
Cash and cash equivalents, beginning of the year	75,777	43,048	30,948
Cash and cash equivalents, end of the year	31,370	75,777	43,048
Analysis of balances of cash and cash equivalents
Included in cash and cash equivalents per consolidated balance sheet	31,370	75,777	43,048
Included in assets of discontinued operations	0	0	0
Cash and cash equivalents, end of the year	31,370	75,777	43,048
Supplemental disclosure of cash flow information:
Interest paid, Continuing Operations	8,191	15,194	14,607
Income taxes paid, Continuing Operations	16,486	13,544	11,348
Discontinued Operations
Interest paid	0	0	3,943
Income taxes paid	0	0	8
Supplemental disclosure on non-cash continuing financing activities
Reclassification from liability of the obligation to issue shares for the amendments of earn-out provision to equity	$ 0	$ 0	$ 90,400